   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2000
                                                Registration No. 333-5827
                                                Registration No. 811-7645
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ___________

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                     (GROUP VARIABLE ANNUITY I, II & III)

                        Pre-Effective Amendment No.         [_]

                         Post-Effective Amendment No. 5     [X]

                                    AND/OR

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 14             [X]

                                  ___________


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           1300 South Clinton Street
                                 P.O. Box 1110

                           Fort Wayne, Indiana  46802
              (Address of Depositor's Principal Executive Offices)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  219-455-2000

                        ELIZABETH A. FREDERICK, ESQUIRE
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                                 P.O. Box 1110
                        Fort Wayne, Indiana 46802
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                        Kimberly J. Smith, Esquire
                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

It is proposed that this filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [_]  on May 1, 2000, pursuant to paragraph (b) of Rule 485

     [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on ________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
    Interests in a separate account under group variable annuity contracts.

Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus and statement of additional information included herein also relate to the registrant's registration statements on Form N-4 (File No. 333-04999 and File No. 333-05815).

Lincoln National Variable Annuity Account L

Group Variable Annuity Contracts I, II, & III

Servicing Office:                        Home Office:
Lincoln National Life Insurance Company  Lincoln National Life Insurance
P.O. Box 9740                            Company
Portland, ME 04104                       1300 South Clinton Street
(800) 341-0441                           Fort Wayne, IN 46802
This Prospectus describes group annuity contracts and individual certificates issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with qualified and non-qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate account value and, as permitted by the plan for which the contractowner pur-chases the contract, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity com-mencement date, we pay the beneficiary or the plan a death benefit.

If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumu-lates on a variable or a fixed (guaranteed) basis or both. If a participant al-locates contributions to the fixed account, we guarantee principal and a mini-mum interest rate.

All contributions for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account L (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If a participant puts all or some contributions into one or more of the contract's subaccounts, the par-ticipant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they lose money, it goes down. How much it goes up or down depends on the perfor-mance of the selected subaccounts. We do not guarantee how any of the subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees the investment in the contract.

The available subaccounts, and the funds in which they invest, are listed be-low. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the in-vestment objectives, policies and risks of the funds please refer to the Pro-spectuses for the funds.

Balanced Account -- American Century Variable Portfolios, Inc.: VP Balanced Small Cap Growth Account -- Baron Capital Funds Trust: Baron Capital Asset Fund Insurance Shares
Index Account -- Dreyfus Stock Index Fund
Small Cap Account -- Dreyfus Variable Investment Fund: Small Cap Portfolio Growth I Account -- Fidelity Variable Insurance Products Fund: Growth Portfolio Initial Class
Equity-Income Account -- Fidelity Variable Insurance Products Fund: Equity-Income Portfolio Initial Class
Asset Manager Account -- Fidelity Variable Insurance Products Fund II: Asset Manager Portfolio Initial Class
Global Growth Account -- Janus Aspen Series: Worldwide Growth Portfolio
Mid Cap Growth I Account -- Lincoln National Aggressive Growth Fund, Inc. Social Awareness Account -- Lincoln National Social Awareness Fund, Inc.
Mid Cap Value Account -- Neuberger Berman Advisers Management Trust: Partners Portfolio
International Stock Account -- T. Rowe Price International Series, Inc.

This Prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. Please review the Prospectuses for the funds, and keep them for reference.

Neither the SEC nor any state securities commission has approved the contracts or determined that this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

A Statement of Additional Information (SAI) has more information about the con-tracts and certificates. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, ME 04104, or call 1-800-341-0441. The SAI and other information about Lincoln Life and Account L are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2000

Table of Contents

                                     Page
-----------------------------------------
Special Terms                          2
-----------------------------------------
Expense Tables                         3
-----------------------------------------
Summary                                5
-----------------------------------------
Condensed Financial Information        7
-----------------------------------------
Investment Results                     7
-----------------------------------------
Financial Statements                   7
-----------------------------------------
Lincoln National Life Insurance Co.    7
-----------------------------------------
Fixed Side of the Contract             7
-----------------------------------------
Variable Annuity Account (VAA)         8
-----------------------------------------
Investments of the VAA                 8
-----------------------------------------
Description of the Funds               9
-----------------------------------------
Charges and Other Deductions          10
-----------------------------------------

                                                                     Page
-------------------------------------------------------------------------
The Contracts                                                         12
-------------------------------------------------------------------------
Annuity Payouts                                                       17
-------------------------------------------------------------------------
Federal Tax Matters                                                   18
-------------------------------------------------------------------------
Voting Rights                                                         21
-------------------------------------------------------------------------
Distribution of the Contracts                                         21
-------------------------------------------------------------------------
Return Privilege                                                      22
-------------------------------------------------------------------------
State Regulation                                                      22
-------------------------------------------------------------------------
Records and Reports                                                   22
-------------------------------------------------------------------------
Other Information                                                     22
-------------------------------------------------------------------------
Group Variable Annuity Contracts I, II, III Statement of Additional
 Information Table of Contents                                        23
-------------------------------------------------------------------------

Special Terms

Account or variable annuity account (VAA)--The segregated investment account, Account L, into which Lincoln Life sets aside and invests the assets for the variable side of the contracts offered in this Prospectus.

Account value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit--A measure used to calculate account value for the variable side of the contract.

Annuitant--The person on whose life the annuity benefit payments made after an annuity commencement date are based.

Annuity commencement date--The date on which Lincoln Life makes the first an-nuity payout to the annuitant.

Annuity payout--An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of each annuity payout for the variable side of the contract after an annuity commencement date.

Beneficiary--The person the participant chooses to receive any death benefit paid if the participant dies before the annuity commencement date.

Contractowner--The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contributions--Amounts paid into the contract.

Death benefit--An amount payable to a designated beneficiary if a participant dies before his or her annuity commencement date.

Lincoln Life (we, us our)--Lincoln National Life Insurance Company.

Participant--An employee or other person affiliated with the contractowner on whose behalf we maintain an account under the contract.

Participation year--A period beginning with one participation anniversary and ending the day before the next participation anniversary, except for the first participation year which begins with the participation date.

Plan--The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the con-tracts. There is a separate subaccount which corresponds to each fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

Contractowner transaction expenses for GVA I, II, & III:

  The maximum surrender charge (contingent deferred sales charge)

  as a percentage of the gross withdrawal amount:

                                                                                             GVA
                     GVA I                      GVA II                                       III
                     -----                      ------                                       ---
                     5%                          6%                                          NONE

"The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal.

Contract fees for GVA I, II, & III:

  Annual administration charge (per participant): $25

  Loan establishment fee (per loan): $50

  Systematic withdrawal option fee: $30

The annual administration charge may be paid by an employer on behalf of par-ticipants. It is not charged during the annuity period.

We may reduce or waive these charges in certain situations. See Charges and Other Deductions and systematic withdrawal options.

--------------------------------------------------------------------------------

Account L annual expenses for GVA I, II, & III subaccounts:
(as a percentage of average account value):

"Standard" mortality and expense risk charge    1.00%
"Breakpoint" mortality and expense risk charge   .75%

Contracts issued with respect to plans meeting specified eligibility require-ments will generally impose a lower "breakpoint" mortality and expense risk charge, as shown above and described in detail under Charges and Other Deduc-tions.

Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                             Management 12b-1 Other    Total
                                             fees       fees  Expenses Expenses
-------------------------------------------------------------------------------
 1. American Century - VP Balanced                 %        %      %        %
-------------------------------------------------------------------------------
 2. Baron Capital Funds Trust: Baron
  Capital Asset Fund Insurance Shares
-------------------------------------------------------------------------------
 3. Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
 4. Dreyfus VIF: Small Cap Portfolio
-------------------------------------------------------------------------------
 5. Fidelity VIP - Growth Portfolio Initial
 Class
-------------------------------------------------------------------------------
 6. Fidelity VIP - Equity-Income Portfolio
 Initial Class
-------------------------------------------------------------------------------
 7. Fidelity VIP II - Asset Manager Initial
 Class
-------------------------------------------------------------------------------
 8. Janus Aspen Series: Worldwide Growth
  Portfolio
-------------------------------------------------------------------------------
 9. Lincoln National Aggressive Growth Fund
-------------------------------------------------------------------------------
10. Lincoln National Social Awareness Fund
-------------------------------------------------------------------------------
11. Neuberger Berman AMT: Partners
 Portfolio
-------------------------------------------------------------------------------
12. T. Rowe Price International Series
-------------------------------------------------------------------------------

Examples
(expenses of the subaccounts and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                        Standard*
                                      GVA I                            GVA II                              GVA III
                         ------------------------------- ----------------------------------- -----------------------------------
                         1 year 3 years 5 years 10 years 1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
                         ------ ------- ------- -------- ------  -------  -------  --------  ------  -------  -------  --------
 1. American
    Century - VP
    Balanced              $       $       $       $        $       $        $         $        $       $        $         $
--------------------------------------------------------------------------------------------------------------------------------
 2. Baron
    Capital
    Funds Trust:
    Baron
    Capital
    Asset Fund
    Insurance
    Shares
--------------------------------------------------------------------------------------------------------------------------------
 3. Dreyfus
    Stock Index
    Fund
--------------------------------------------------------------------------------------------------------------------------------
 4. Dreyfus VIF:
    Small Cap
    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 5. Fidelity VIP
    - Growth
    Portfolio
    Initial
    Class
--------------------------------------------------------------------------------------------------------------------------------
 6. Fidelity VIP
    - Equity
    Income
    Portfolio
    Initial
    Class
--------------------------------------------------------------------------------------------------------------------------------
 7. Fidelity VIP
    II - Asset
    Manager
    Initial
    Class
--------------------------------------------------------------------------------------------------------------------------------
 8. Janus Aspen
    Series:
    Worldwide
    Growth
    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 9. Lincoln
    National Aggressive
    Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
10. Lincoln
    National
    Social
    Awareness
    Fund
--------------------------------------------------------------------------------------------------------------------------------
11. Neuberger
    Berman AMT:
    Partners
    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
12. T. Rowe
    Price
    International
    Series
--------------------------------------------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:
                                                                        Standard*
                                      GVA I                            GVA II                              GVA III
                         ------------------------------- ----------------------------------- -----------------------------------
                         1 year 3 years 5 years 10 years 1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
                         ------ ------- ------- -------- ------- -------- -------- --------- ------- -------- -------- ---------
 1. American
    Century - VP
    Balanced               $       $       $       $        $       $        $         $        $       $        $         $
--------------------------------------------------------------------------------------------------------------------------------
 2. Baron
    Capital
    Funds Trust:
    Baron
    Capital
    Asset Fund
    Insurance
    Shares
--------------------------------------------------------------------------------------------------------------------------------
 3. Dreyfus
    Stock Index
    Fund
--------------------------------------------------------------------------------------------------------------------------------
 4. Dreyfus VIF:
    Small Cap
    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 5. Fidelity VIP
    - Growth
    Portfolio
    Initial
    Class
--------------------------------------------------------------------------------------------------------------------------------
 6. Fidelity VIP
    - Equity
    Income
    Portfolio
    Initial
    Class
--------------------------------------------------------------------------------------------------------------------------------
 7. Fidelity VIP
    II - Asset
    Manager
    Initial
    Class
--------------------------------------------------------------------------------------------------------------------------------
 8. Janus Aspen
    Series:
    Worldwide
    Growth
    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 9. Lincoln
    National
    Aggressive
    Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
10. Lincoln
    National
    Social
    Awareness
    Fund
--------------------------------------------------------------------------------------------------------------------------------
11. Neuberger
    Berman AMT:
    Partners
    Portfolio
--------------------------------------------------------------------------------------------------------------------------------
12. T. Rowe
    Price
    International
    Series
--------------------------------------------------------------------------------------------------------------------------------


We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.

For more information, see Charges and Other Deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

* Examples shown may be less for plans qualifying for "breakpoint" mortality and expense risk charge.

Summary

What kind of contracts are these? They are group variable annuity contracts be-tween the contractowner and Lincoln Life. They may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The Contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See the Vari-able Annuity Account.

What are the contract's investment choices? Based on instructions, the VAA ap-plies contributions to buy fund shares in one or more of the investment funds of the subaccounts: American Century Variable Portfolios, Inc.: VP Balanced; Baron Capital Funds Trust: Baron Capital Asset Fund; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund: Small Cap Portfolio; Fidelity Variable Insur-ance Products Fund: Growth Portfolio; Fidelity Variable Insurance Products
Fund: Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio; Janus Aspen Series: Worldwide Growth Portfolio; Lin-coln National Aggressive Growth Fund, Inc.; Lincoln National Social Awareness Fund, Inc.; Neuberger Berman Advisers Management Trust: Partners Portfolio; and
T. Rowe Price International Series, Inc. In turn, each fund holds a portfolio of securities consistent with its investment policy. See the Variable Annuity Account and the funds for a description of the subaccounts.

Who Advises the Funds? American Century Investment Management, Inc. is the in-vestment advisor of American Century VP Balanced. BAMCO, Inc. is advisor to the Baron fund. The investment advisor of the Dreyfus funds is The Dreyfus Corpora-tion, New York, NY. The investment advisor of the Fidelity funds is Fidelity Management & Research Company, Boston, MA. Janus Capital Corporation is the ad-visor to the Janus fund. Lincoln Investments, Inc. is the investment advisor of the Lincoln funds; Neuberger Berman Management Incorporated is the investment advisor to the Neuberger Berman fund. Putnam Investments is sub-advisor to the Lincoln National Aggressive Growth Fund and Vantage Investment Advisors is sub-advisor to the Lincoln National Social Awareness Fund. T. Rowe Price-Fleming International, Inc. is investment advisor of the T. Rowe Price International Series. See Description of the Funds.

How do the contracts work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accu-mulation units. If the participant decides to purchase retirement income pay-ments, we convert accumulation units to annuity units. Retirement income pay-ments will be based on the number of annuity units received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If participants in GVA I or GVA II withdraw account value, a surrender charge of 0-5% or 0-6%, respectively, ap-plies depending upon how many participation years the participant has been in the contract. We may reduce or waive surrender charges in certain situations. See Surrender Charges for GVA I and GVA II.

There is no surrender charge for GVA III.

We charge an annual administration charge of $25 per participant account.

We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.00% "standard", or .75% "breakpoint", to the daily net asset value of the VAA. See Charges and Other Deductions.

We may charge $50 to set up a participant loan and $30 to establish a system-atic withdrawal option.

We may waive these charges in certain situations.

The funds' investment management fees, 12b-1 fees, expenses and expense limita-tions, if applicable, are more fully described in the Prospectuses for the funds.

What contributions are necessary, and how often? Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See The Contracts--Contributions.

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See Annuity payout options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before he or she annuitizes? The beneficiary has options as to how any death benefit is paid. See Death benefits and annuity period.

May participants transfer account value between subaccounts, and between the VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the plan. See The fixed account and The Contracts--Transfers between subaccounts on or before the annuity commencement date.

May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and certain restrictions under GVA III. See Surrenders and withdrawals. Under GVA III, a participant may not transfer more than 20% of his or her fixed account holdings to the

VAA each year, unless the participant intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be in 5 annual installments. See fixed account withdrawal/ transfer limits for GVA
III. The contractowner must also approve participant withdrawals under Section 401(a) plans, plans subject to Title I of ERISA. Certain charges may apply. See Charges and Other Deductions. A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to dis-tributions before age 59 1/2. A withdrawal also may be subject to 20% withhold-ing. See Federal Tax Matters.

Do participants get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the ac-tive life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. We will refund the participant's contributions less with-drawals, or for the variable side of the contract if greater, the participant's account balance on the day we receive the written notice. See Return Privilege.

Condensed Financial Information

The financial data included below should be read along with the financial statements of the VAA and the related data included in the SAI.

Accumulation unit values
(For an accumulation unit outstanding throughout the period)

                                                  1996    1997   1998  1999
------------------------------------------------------------
Asset Manager Account*
 . Beginning of period unit value................ $16.309 17.267 20.583
 . End of period unit value...................... $17.267 20.583 23.445
 . End of period number of units (000's
 omitted).......................................      25  4,471  4,638
------------------------------------------------------------
Balanced Account*
 . Beginning of period unit value................ $15.698 16.213 18.550
 . End of period unit value...................... $16.213 18.550 21.263
 . End of period number of units (000's
 omitted).......................................       2  1,267  1,269
------------------------------------------------------------
Equity-Income Account*
 . Beginning of period unit value................ $14.763 15.790 19.985
 . End of period unit value...................... $15.790 19.985 22.087
 . End of period number of units (000's
 omitted).......................................      10  3,608  4,155
------------------------------------------------------------
Global Growth Account**
 . Beginning of period unit value................                10.000
 . End of period unit value......................                12.520
 . End of period number of units (000's
 omitted).......................................                    75
------------------------------------------------------------
Growth I Account*
 . Beginning of period unit value................ $22.793 23.220 28.328
 . End of period unit value...................... $23.220 28.328 39.122
 . End of period number of units (000's
 omitted).......................................       8  4,982  5,291
------------------------------------------------------------
Index Account*
 . Beginning of period unit value................ $21.013 22.705 29.827
 . End of period unit value...................... $22.705 29.827 37.861
 . End of period number of units (000's
 omitted).......................................       3  3,317  3,913
------------------------------------------------------------
International Stock Account*
 . Beginning of period unit value ............... $11.687 12.276 12.503
 . End of period unit value...................... $12.276 12.503 14.342
 . End of period number of units (000's
 omitted).......................................       5  1,837  2,049
------------------------------------------------------------
Mid Cap Growth I Account**
 . Beginning of period unit value................                10.000
 . End of period unit value......................                12.454
 . End of period number of units (000's
 omitted).......................................                    19
------------------------------------------------------------
Mid Cap Value Account**
 . Beginning of period unit value................                10.000
 . End of period unit value......................                11.861
 . End of period number of units (000's
 omitted).......................................                    27
------------------------------------------------------------
Small Cap Account*
 . Beginning of period unit value................ $14.854 15.286 17.632
 . End of period unit value ..................... $15.286 17.632 16.856
 . End of period number of units (000's
 omitted).......................................      12  3,524  3,954
------------------------------------------------------------

                                                  1996    1997   1998  1999
------------------------------------------------------------
Small Cap Growth Account**
 . Beginning of period unit value................                10.000
 . End of period unit value .....................                13.218
 . End of period number of units (000's
 omitted).......................................                    27
------------------------------------------------------------
Social Awareness Account**
 . Beginning of period unit value................                10.000
 . End of period unit value .....................                12.791
 . End of period number of units (000's
 omitted).......................................                    33
-------------------------------------------------------------------------------
Pending Allocation Account*
 . Beginning of period unit value................ $11.123 11.277 11.894
 . End of period unit value...................... $11.277 11.894 12.544
 . End of period number of units (000's
 omitted).......................................       1     30     17
------------------------------------------------------------

 *The Sub-Account indicated commenced operations on September 26, 1996. **The Sub-Account indicated commenced operation on October 1, 1998.

Investment Results

At times, the VAA may compare its investment results to various unmanaged indi-ces or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

Financial Statements

The financial statements for the VAA and Lincoln Life are located in the SAI. For a free copy of the SAI, complete and mail the enclosed form, or call 1-800-341-0441.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Fixed Side of the Contract

Contributions allocated to the fixed account become part of Lincoln Life's gen-eral account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana In-surance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distrib-uted.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and has not registered the general account as an in-vestment company under the Investment Company Act of 1940 (1940 Act). Accord-ingly, neither the general account nor any interests in it are subject to reg-ulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are in-cluded in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and com-pleteness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

Contributions allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with in-terest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it cred-its interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See fixed account withdrawal transfer limits for GVA III.

If the Plan permits loans, then during the participant's accumulation period, the participant may apply for a loan by completing a loan application that we provide. The participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Em-ployee Retirement Income Security Act of 1974 (ERISA), and the participant's plan. For plans subject to Title I of ERISA, the initial amount of a partici-pant loan cannot exceed the lesser of 50% of the participant's vested account balance in the fixed account or $50,000 and must be at least $1,000. For plans not subject to Title I of ERISA, a participant may borrow up to $10,000 of his or her vested account balance. A participant may have only one loan outstand-ing at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum in-terest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. Under certain contracts, a fee of up to $50 may be charged for a loan. More information about loans and loan in-terest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.

Variable Annuity Account (VAA)

On April 29, 1996, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a separate account under the federal secu-rities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

Investments of the VAA

The contractowner decides which of the subaccounts available under the con-tract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may be changed without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the con-tracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.

Each fund, described below, is an investment vehicle for insurance company separate accounts. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the fund's advisor. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment re-sults of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

Description of the Funds

Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each fund is subject to certain investment policies and restrictions which may not be changed without a major-ity vote of shareholders of that fund. More detailed information can be ob-tained from the current Prospectus for the fund, which is included in this booklet. There is no assurance that any of the funds will achieve its stated objective.

1. American Century Variable Portfolios, Inc.--American Century VP Balanced seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for ap-preciation and the balance in bonds and other fixed income securities. American Century Investment Management, Inc. is the investment manager of this portfolio.

2. Baron Capital Funds Trust--Baron Capital Asset Fund seeks capital apprecia-tion through investments in securities of small sized companies with market capitalizations of $100 million to $1.5 billion, with undervalued assets or favorable growth prospects. BAMCO, Inc. serves as the Fund's investment ad-visor.

3. Dreyfus Stock Index Fund is a non-diversified index fund that seeks to pro-vide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation acts as the Fund manager and Mellon Equity Associates, an af-filiate of Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the Fund index manager.

4. Dreyfus Variable Investment Fund--Small Cap Portfolio seeks to maximize capital appreciation investing primarily in common stocks of domestic and foreign issuers. The Small Cap Portfolio seeks out companies that have the potential for significant growth. Under normal market conditions, the Port-folio will invest at least 65% of its total assets in companies with market capitalization of less than $1.5 billion, at the time of purchase. The portfolio manager seeks companies believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions. The Dreyfus Cor-poration serves as the portfolio's investment adviser.

5. Fidelity Variable Insurance Products Fund (VIP)--Growth Portfolio seeks long-term capital appreciation. The Portfolio normally purchases common stocks. Fidelity Management & Research Company ("FMR") is the manager of this portfolio.

6. Fidelity Variable Insurance Products Fund (VIP)--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500). FMR is the investment manager of this port-folio.

7. Fidelity Variable Insurance Products Fund II (VIP II)--Asset Manager Port-folio seeks high total return with reduced risk over the long term by allo-cating its assets among domestic and foreign stocks, bonds and short-term money market instruments. FMR is the investment manager of this portfolio.

8. Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by invest-ing primarily in common stocks of foreign and domestic issuers. The Fund has flexibility to invest on a worldwide basis in companies and other orga-nizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries, including the United States, but may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Fund's investment advisor.

9. Lincoln National Aggressive Growth Fund, Inc. seeks to maximize capital ap-preciation by investing in a diversified portfolio of equity securities of small and medium-sized companies which have a dominant position within their respective industries, are undervalued or have a potential for growth in earnings. The fund invests in companies with market capitalizations of between $250 million and $5 billion at the time of purchase. Lincoln In-vestment is the fund's investment advisor, and Putnam Investments is the fund's investment sub-advisor.

10. Lincoln National Social Awareness Fund, Inc. seeks long-term capital ap-preciation by investing primarily in a portfolio of common stock and secu-rities convertible into common stock, which adhere to certain specific so-cial criteria. Lincoln Investment Management, Inc. (Lincoln Investment) is the fund's investment advisor and Vantage Investment Advisors is the fund's investment sub-advisor.

11. Neuberger Berman Advisers Management Trust--Partners Portfolio seeks capi-tal growth by investing mainly in common stocks of mid- to large-capital-ization established companies. Neuberger Berman Management Incorporated(R) serves as the Fund's investment advisor. Neuberger Berman, LLC serves as the Fund's investment sub-advisor.

12. T. Rowe Price International Series, Inc.--T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of estab-lished, non-U.S. companies. Rowe Price-Fleming International, Inc. is the investment manager of this portfolio.

Fidelity VIP--Money Market Portfolio seeks to obtain as high a level of cur-rent income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio into which initial contributions are invested pending Lincoln Life's receipt of a complete order, see The Con-tracts.

Some advisors (or their affiliate) may pay compensation to Lincoln Life (or an affiliate) for administration, distribution, or other expenses. Currently these advisors include American Century, BAMCO, FRM, Janus, and Neuberger Berman. The amount of compensation is usually based on assets of the portfolio from contracts that we issue or administer, and some advisors may pay us more than others.

Sale of shares by the funds
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If a participant wants to trans-fer all or part of his or her account balance from one subaccount to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life and may be sold to other insurance companies for investment of assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insur-ance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is engaging in shared funding.

The funds may engage in mixed and shared funding. Due to differences in re-demption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The funds' Di-rectors or Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substi-tutions for the funds in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the con-tract.) We cannot substitute shares without approval by the SEC. We will also notify contractowners and participants.

Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We will incur cer-tain costs and expenses for distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications and enrollment forms and issuing the contracts and active life certificates, processing purchases and redemptions of fund shares as required, maintaining records, administering annuity payout options, furnishing accounting and valuation services (includ-ing the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that annuitants receiving payout annui-ties under the contract will live longer than we assumed when we calculated our guaranteed rates (these rates cannot be changed); the risk that death ben-efits paid will exceed actual participant account balances (less outstanding loans); the risk that more participants than expected will qualify for waiver of the surrender charge under GVA I or GVA II; and the risk that our costs in providing the services will exceed our revenues from contract charges which we cannot change. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the de-scription of the charge. For example, the surrender charge collected under GVA I or GVA II may not fully cover all of the sales and distribution expenses ac-tually incurred by us.

Deductions from the VAA for GVA I, II, & III

We deduct from the VAA an amount, computed daily, which is equal to a maximum annual rate of 1.00% or .75% of the daily net asset value. The charge is a mortality and expense risk charge. It is assessed during the accumulation pe-riod and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity op-tions that do not have life contingencies.

Contracts eligible for the lower, or "breakpoint", mortality and expense risk charge are those contracts which, either at issue or after issue and at the end of a calendar quarter, satisfy eligibility criteria anticipated to result in lower issue and administrative costs for us over time. Such criteria include, for example, expected size of account value and contributions, administrative simplicity, and/or limited competition. For cases not eligible for the lower mortality and risk expense charge at issue, the lower charge will be imple-mented on the calendar quarter-end valuation date following the end of the cal-endar quarter in which the contract becomes eligible for the lower charge. We periodically modify the criteria for eligibility. Modifications will not be un-fairly discriminatory against any person. Contact your agent for our current eligibility criteria.

Annual administration charge
During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account bal-ance on the last business day of the month in which a participant anniversary occurs. We also deduct the charge from a participant's account balance if the participant's account is totally withdrawn. The charge may be increased or de-creased.

Surrender charge for GVA I and GVA II*

Under GVA I and GVA II a surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period as follows:

During Participation Year                     GVA I                                       GVA II
-------------------------                     -----                                       ------
      1-6                                      5%                                          6%
      7                                        4%                                          3%
      8                                        3%                                          3%
      9                                        2%                                          3%
      10                                       1%                                          3%
      11-15                                    0%                                          1%
      16 and later                             0%                                          0%

* There is no surrender charge taken on withdrawals from GVA III.

The surrender charge is imposed on the gross withdrawal amount, and is deducted from the subaccounts and the fixed account in proportion to the amount with-drawn from each. We do not impose a surrender charge on death benefits, or on account balances converted to an annuity payout option. For any participant, the surrender charge will never exceed 8.5% of the cumulative contributions to the participant's account.

We impose the surrender charge on GVA I and GVA II to compensate us for the loss we experience on our distribution costs when a participant withdraws ac-count value before distribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and ex-pense risk charge.

Fixed account withdrawal/transfer limits for Group Variable Annuity III

GVA III has no surrender charges, but under GVA III special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.

Participants who want to liquidate their entire fixed account balance, or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years, according to the following percentages:

Year Request Received                              Percentage of Fixed Account
   By Lincoln Life                                   Available Under GVA III
---------------------                              ---------------------------
         1                                                     20%
         2                                                     25%
         3                                                   33.33%
         4                                                     50%
         5                                                    100%

Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same con-ditions as other withdrawals and transfers. We reserve the right to prohibit any additional contributions by a participant that notifies us their intention to liquidate their fixed account balance and stop contributions to the con-tract.

In addition, at contract termination certain 403(b) GVA III contracts offer lump sum payouts from the fixed account which may have a market value adjustment. Lump sum payouts will never be less than net contributions accumulated at an annual effective rate of 3%. See Withdrawals and Transfers.

Under certain conditions, a participant may withdraw part or all of his or her fixed account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/transfer limits under GVA III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the contractowner may or may not make available under the contracts:

      Standard conditionsOptional conditions
-------------------------------------------------------------------------------

    . the partici-    . the partici-
      pant has at-      pant has
      tained age        separated
      59 1/2         from service
                      with their
GVA I                employer and
                        is at least
                      55 years of
    . the partici-      age
      pant has
      died

    . the partici-
      pant has in-
      curred a        . the partici-
      disability        pant is ex-
      (as defined       periencing
      under the         financial
      contract)         hardship

    . the partici-
      pant has
      separated
      from service
      with their
      employer

    . the partici-    . the partici-
      pant has at-      pant has
      tained age        separated
      59 1/2         from service
                      with their
GVA II               employer

    . the partici-
      pant has
      died

    . the partici-    . the partici-
      pant has in-      pant is ex-
      curred a          periencing
      disability        financial
      (as defined       hardship
      under the
      contract)

    . the partici-
      pant has
      separated
      from service
      with their
      employer and
      is at least
      55 years of
      age

    . the partici-    . the partici-
      pant has at-      pant has
      tained age        separated
      59 1/2         from service
                      with their
GVA III              employer and
                        is at least
                        55 years of
                      age
    . the partici-
      pant has
      died

    . the partici-
      pant has in-
      curred a
      disability
      (as defined
      under the
      contract)

    . the partici-
      pant has
      separated
      from service
      with their
      employer

    . the partici-
      pant is ex-
      periencing
      financial
      hardship*

* A contractowner has the option to waive financial hardship.

Under GVA I and GVA II, a contractowner may also elect an optional contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge.

A contractowner choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contracts without these provisions.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The tax ranges from 0.5% to 4.0%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the under-lying funds that are more fully described in the Prospectuses for the funds.

We impose a $50 fee to establish a participant loan from the fixed account, and loans are subject to loan interest charges. In addition, we impose a $30 fee to set up a systematic withdrawal option for a participant.

Additional information
The annual administration charge and surrender charge described previously may be reduced or eliminated under a particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administra-tive services than those originally contemplated in establishing the levels of those charges. Lower distribution and/or administrative expenses may be the result of economies associated with (i) the size of a particular group; (ii) an existing relationship with the contractowner or employer; (iii) the use of mass enrollment procedures; (iv) the performance of administrative or sales functions by the employer; or (v) the use by an employer of automated tech-niques in submitting contributions or information relating to contributions on behalf of its employees. In addition, an employer may pay the annual adminis-tration charge on behalf of participants under a contract, or by election im-pose this charge only on participants with account balances in the VAA.

The Contracts

Purchase of the contracts
We designed the contracts for employers and other entities to enable partici-pants and employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (tax code): 401(a), 403(b), 408 and other related sections, as well as for programs offering non-qualified annuities. An employ-er, association or trustee in some circumstances, may apply for a contract by completing an application and returning it to us. If we accept the application, the contractowner or an affiliated employer can forward contributions on behalf of employees who then become participants under the contracts. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each participant.

Contributions
Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.

Contributions may accumulate on either a guaranteed or variable basis selected from those subaccounts made available by the contractowner.

Contributions made on behalf of participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all par-ticipants. Annual contributions under qualified plans may be subject to maximum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract. In the Statement of Additional In-formation see "Tax Law Considerations" for a discussion of these limits.

Subject to any restrictions imposed by the plan or the tax code, we will accept transfers from other contracts and qualified rollover contributions.

Section 830.205 of the Texas Education Code provides that employer or state contributions (other than salary reduction contributions) on behalf of partici-pants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. We will return employer contributions to the contractowner for those employees who terminate employment in all Texas insti-tutions of higher education before becoming vested. During this first partici-pation year in the ORP, ORP Participants may only direct employer and state contributions to the fixed account.

Contributions must be in U.S. funds, and all withdrawals and distributions un-der the contract will be in U.S. funds. If a bank or other financial institu-tion does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent trans-fers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.

Initial contributions
When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we re-ceive the contribution.

If we receive contributions without a properly completed enrollment form, we will notify the contractowner and deposit the contributions to the pending al-location account. Within two business days of receipt of a properly completed enrollment form, we will transfer the participant's account balance in the pending allocation account in accordance with the allocation percentages elected on the enrollment form. We will allocate all future contributions in accordance with these percentages until the participant notifies us of a change. If we do not receive a properly completed enrollment form after we send three monthly notices, then we will refund the participant's account balance in the pending allocation account within 105 days of the date of the initial con-tribution. The pending allocation account invests in Fidelity VIP--Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual adminis-tration charge on the pending allocation account. We begin imposing these charges when we receive a properly completed enrollment form. The participant's participation date will be the date we deposited the participant's contribution into the pending allocation account.

Valuation date
Accumulation units and annuity units will be valued once daily at the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Ex-change is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions
The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accor-dance with our procedures. Contributions are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccounts or the fixed account can be in any whole percent. A participant may allocate contributions to a maximum of ten subaccounts, or to a maximum of nine subaccounts and the fixed account.

Upon allocation to the appropriate subaccount, contributions are converted to accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumula-tion unit for that subaccount on the valuation date on which the contribution is received by us if received before 4:00 p.m., New York time. If the contribu-tion is received at or after 4:00 p.m., New York time, we will use the accumu-lation unit value computed on the next valuation date. The number of accumula-tion units deter-mined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions re-ceived concurrently with the allocation change form and for all future contri-butions, unless the participant specifies a later date. Changes in the alloca-tion of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccounts and the fixed account pursuant to the requirements described in "Transfers on or before the annuity commencement date." Allocations of em-ployer contributions may be restricted by the applicable plan.

Valuation of accumulation units
Contributions allocated to the VAA are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at end of the valuation period, and adding any dividend or other dis-tribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date
Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account.

Under GVA III transfers from the fixed account are subject to special limits. See fixed account withdrawals/ transfer limits for GVA III.

A transfer from a subaccount involves the surrender of accumulation units in that subaccount, and a transfer to a subaccount involves the purchase of accu-mulation units in that subaccount. Subaccount transfers will be done using ac-cumulation unit values determined at the end of the valuation date on which we receive the transfer request. There is no charge for a transfer. We do not re-quire any minimum transfer amount, and do not limit the number of transfers other than for transfers from the fixed account for GVA III.

A transfer may be made by writing to us or, if a Telephone Exchange Authoriza-tion form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the participant a Per-sonal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If the participant or contractowner determines that a transfer was made in error, the contractowner or participant must notify us within 30 days of the confirmation date. Telephone transfers will be processed on the valuation date that they are received when they are received by us before 4:00 p.m. New York time.

When thinking about a transfer of account value, the participant should con-sider the inherent risk involved. Frequent transfers based on short-term ex-pectations may increase the risk that a transfer will be made at an inoppor-tune time.

Transfers after the annuitycommencement date
We do not permit transfers of a participant's account balance after the annu-ity commencement date.

Death benefit before the annuity commencement date
The payment of death benefits is governed by the applicable plan and the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.

If the participant dies before the annuity commencement date, the death bene-fit paid to the participant's designated beneficiary will be the greater of:
(1) the net contributions; or (2) the participant's account balance less any outstanding loan (including principal and due and ac-crued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in
(2).

We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written autho-rization for payment; and (3) all required claim forms, fully completed.

If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout, or as a combination of these two.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. If no election is made within 60 days after we receive satisfactory no-tice of the participant's death, we will pay a lump sum settlement to the ben-eficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the cal-endar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.

If the beneficiary is the surviving spouse of the deceased participant, dis-tributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the participant would have at-tained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the ben-eficiary must commence, the date of death of the surviving spouse is substi-tuted for the date of death of the participant.

Other rules apply to non-qualified annuities. See Federal Tax Matters.

If there is no living named beneficiary on file with us at the time of a par-ticipant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant's death, but only if we re-ceive proof of death no later than the end of the fourth calendar year follow-ing the year of the participant's death. In such case, the value of the death benefit will be determined as of the end of the valuation period during which we receive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.

Withdrawals

Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or death benefit to an annuity payout is not considered a withdrawal.

Under Group Variable Annuity III, special limits apply to withdrawals from the fixed account. See fixed account withdrawal/transfer limits for Group Variable Annuity III.

The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. Un-less a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total participant ac-count balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be post-poned as permitted by the 1940 Act.

There are charges associated with withdrawals of account value. See charges and Other Deductions.

The tax consequences of a withdrawal are discussed later in this booklet. See Federal Tax Matters.

Total withdrawals. Only participants with no outstanding loans can make a to-tal withdrawal. A total withdrawal of a participant's account will occur when
(a) the participant or contractowner requests the liquidation of the partici-pant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account bal-ance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.

Partial withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's ac-count.

Systematic withdrawal option. Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficia-ries and alternate payees who are former spouses, may be eligible for a Sys-tematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a participant may elect to withdraw ei-ther a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a peri-odic basis. A participant must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 will be charged to set up the SWO. This charge is waived for total vested pre-tax account bal-ances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.

Maximum conservation option. Under certain contracts participants who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10) or 408 of the tax code. The participant must complete the forms we require to elect this option. We will base our calculation solely on the participant's account value with us. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-Lincoln Life contracts.

Withdrawal restrictions. Withdrawals under Section 403(b) contracts are sub-ject to the limitations under Section 403(b)(11) of the tax code and regula-tions thereof and in any applicable plan document. That section provides that withdrawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 can only be made if the participant has (1) died; (2) become disabled; (3) attained age 59 1/2;
(4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more in-formation on these provisions see Federal tax matters.

Withdrawal requests for a participant under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participant's account balance which is available for distribution to the par-ticipant.

As required by Section 830.105 of the Texas Education Code, withdrawal re-quests by participants in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A participant in an ORP contract is required to obtain a certifi-cate of termination from the participant's employer before a withdrawal re-quest can be granted.

For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) Plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting informa-tion, if requested) and that we may rely on this representation in granting the withdrawal request. See Federal tax matters. A participant should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.

A plan and applicable law may contain additional withdrawal or transfer re-strictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a ten percent excise tax.

Amendment of the contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The contractowner will be notified in writing of any changes, modifications or waivers.

Commissions
We pay commissions of up to 3.5% of contributions to dealers. In some instanc-es, we may lower commissions on contributions by as much as 3.5% and include a commission of up to .50% of annual contract values (or an equivalent sched-ule). These commissions are not deducted from contributions or account value; they are paid by us.

Ownership
Contractowners have all rights under the contract except those allocated to participants. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants, and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permit-ted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about the contract should be directed to us at 1-800-341-0441.

Annuity payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to an annuity payout. The contract provides op-tional forms of annuity payouts (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as speci-fied. If the contractowner does not give us instructions, we will apply the participant's account balance in the fixed account to a fixed annuity, and ac-count balance in the VAA to a variable annuity.

If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain annuity payouts in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Under qualified plans, any annuity selected must be payable over a period that does not extend beyond the life expectancy of the participant and the benefi-ciary. If the beneficiary is not the participant's spouse, the present value of payouts to be made to the participant must be more than 50% of the present value of the total payouts to be made to the participant and the beneficiary.

If an annuitant dies before the end of a designated annuity period, the bene-ficiary, if any, or the annuitant's estate will receive any remaining payouts due under the annuity option in effect.

Annuity payout options
Note Carefully: Under the Single Life Annuity and Joint Life Annuity options it would be possible for only one annuity payout to be made if the annuitant(s) were to die before the due date of the second annuity payout; only two annuity payouts if the annuitant(s) were to die before the due date of the third annuity payout; and so forth.

Single Life Annuity. Payouts are made monthly during the lifetime of the annu-itant, and the annuity terminates with the last payout preceding death.

Life Annuity with Guaranteed Periods of 10, 15 or 20 Years. Payouts are made monthly during the lifetime of the annuitant with a monthly payout guaranteed to the beneficiary for the remainder of the selected number of years, if the annuitant dies before the end of the period selected. Payouts under this annu-ity option are smaller than a single life annuity without a guaranteed payout period.

Joint Life Annuity. Payouts are made monthly during the joint lifetime of the annuitant and a designated second person.

Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial with-drawals during the annuity period, an annuitant or beneficiary who has se-lected this annuity option as a variable annuity may request at any time dur-ing the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total with-drawal during the accumulation period and may be subject to a surrender charge. See Charges and deductions and Federal tax status.

Additional information
Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA.

The annuity commencement date is the date on which we make the first annuity payout to an annuitant. For plans subject to Section 401(a)(9)(B) of the tax code, a beneficiary must select an annuity commencement date that is not later than one year after the date of the participant's death. A participant or contractowner may select an annuity commencement date for the annuitant, which is shown in the retired life certificate. Selection of an annuity commencement date may be affected by the distribution restrictions under the tax code and the minimum distribution requirements under Section 401(a)(9) of the tax code. See Federal tax status.

You must send us written notice of the selected annuity commencement date, the annuity payout option (including whether fixed or variable), and the annuity conversion amount to be converted on behalf of a participant or beneficiary, at least 30 days before the selected annuity commencement date. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

The annuity conversion amount is either the participant's account balance or a portion thereof, or the death benefit plus interest, as of the annuity payout calculation date. For a fixed annuity, the annuity commencement date is usu-ally one month after the annuity payout calculation date; subsequent payout annuity payouts are at one-month intervals from the annuity commencement date. For a variable annuity, the annuity commencement date is ten business days af-ter the initial annuity payout calculation date; subsequent monthly payouts have annuity payout calculation dates which are ten business days prior.

Annuity payout calculation
Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calcu-lation date by the applicable annuity conversion factor (in the contract) for the annuity payout option selected.

Variable annuity payouts will be determined using:

1. The participant's annuity conversion amount in the VAA as of the initial annuity payout calculation date;

2. The annuity conversion factor in the contract;

3. The annuity payout option selected; and

4. The investment performance of the funds selected.

To determine the amount of annuity payouts, we make this calculation:

1. Determine the dollar amount of the first payout; then

2. Credit the retired life certificate with a specific number of annuity units equal to the first payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a proportional rate to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect the contractowner, participant and contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, contractowner and participant should always consult a tax advisor about the application of tax rules to their individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in the contract value until contractowner or participant receives a contract distribution. However, for this general rule to apply, certain requirements must be satis-fied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . The right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the contributions for the contract. Ex-amples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, participant could be required to pay tax currently on the excess of the contract value over the contract contributions. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits contractowner's and participant's rights to choose particular investments for the contract. Because the I.R.S. has not is-sued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, contractowner-and/or participant would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without contractowner's or participant's con-sent to try to prevent the tax law from considering them as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's contributions and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possi-ble that the tax law will not treat the contract as an annuity for Federal in-come tax purposes. In that event, contractowner and/or participant would be currently taxable on the excess of the contract value over the contributions of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that the contract will be treated as an annuity for Federal income tax pur-poses and that the tax law will not tax any increase in the contract value un-til there is a distribution from the contract.

Taxation of withdrawals and surrenders
Contractowner and/or participant will pay tax on withdrawals to the extent their contract value exceeds contributions in the contract. This income (and all other income from the contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. Contractowner and/or participant will pay tax on a surrender to the extent the amount re-ceived exceeds contributions. In certain circumstances contributions are re-duced by amounts received from the contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of contributions in the contract. We will notify you annually of the taxable amount of your an-nuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the contributions in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from the contract because of the death of a partici-pant. The tax treatment of these amounts depends on whether participant or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity pay-out option, they are excludible from income if they do not exceed the con-tributions not yet distributed from the contract. All annuity payouts in excess of the contributions not previously received are includible in in-come.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of contributions not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from the con-tract which contractowner and/or participant must include in gross income. The 10% penalty tax does not apply if one of several exceptions exists. These ex-ceptions include withdrawals, surrenders, or annuity payouts that:

 . participant receives on or after they reach age 59 1/2,

 . participant receives because they became disabled (as defined in the tax law),

 . a beneficiary receives on or after participant's death, or

 . participant receives as a series of substantially equal periodic payments for their life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, we must combine some or all of the nonqualified an-nuity contracts participant owns in order to determine the amount of an annu-ity payout, a surrender, or a withdrawal that participant must include in in-come. For example, if contractowner and/or participant purchase two or more deferred annuity contracts from the same life insurance company (or its affil-iates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that participant must include in income and the amount that might be subject to the penalty tax de-scribed above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of participant's contract value, as a withdrawal of such amount or portion.

Gifting a contract
If contractowner and participant transfer ownership of the contract to a per-son other than participant's spouse (or to participant's former spouse inci-dent to divorce), and receive a payment less than the contract's value, par-ticipant will pay tax on their contract value to the extent it exceeds contractowner's and participant's contributions not previously received. The new owner's contributions in the contract would then be increased to reflect the amount included in contractowner's and/or participant's income.

Loss of interest deduction
After June 8, 1997 if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of quali-fied plans. Persons planning to use the contract in connection with a quali-fied plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified plan and the plan par-ticipant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the participant must begin receiving payments from the contract in certain mini-mum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are sub-ject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the participant's income as ordinary income. These taxable distribu-tions will include contributions that were deductible or excludible from in-come. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for con-tributions. There are exceptions. For example, participant does not include amounts received from a Roth IRA in income if certain conditions are satis-fied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qual-ified contract purchased. For example, in the case of an IRA, exceptions pro-vide that the penalty tax does not apply to a withdrawal, surrender, or annu-ity payout:

 . received on or after the participant reaches age 59 1/2,

 . received on or after the participant's death or because of the participant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the par-ticipant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, par-ticipant may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be pay. A qualified advisor should always be consulted before contractowner or participant move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless participant elects to have the amount directly transferred to certain qualified plans or con-tracts. Before we send a rollover distribution, we will provide the partici-pant with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the participant notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give the participant an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpre-tations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the in-structions of participants that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the participant has the right to cast will be deter-mined by applying the participant's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the num-ber of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish participants with a voting interest in a subaccount with proxy voting materials, reports, and vot-ing instruction forms. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares.

Distribution of the contracts

Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the con-tracts. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance depart-ments to represent us. LFA is registered with the SEC under the Securities Ex-change Act of 1934 as a broker-dealer and is a member of the National Associa-tion of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) af-ter the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to the contractowner, at its last known address of record at our offices, at least semiannually after the first contract year, reports contain-ing information required by that Act or any other applicable law or regula-tion.

Other information

Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of de-activation. We will give the contractowner and participants at least ninety days notice of the deactivation date.

Delay in payments. We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a participant's account in the fixed account. Contract pro-ceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is re-stricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for indi-vidually sold life insurance and annuities.

Legal proceedings. Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those pro-ceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and simi-lar types of relief in addition to amounts for equitable relief. After consul-tation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending three lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substan-tial, the cases are in the preliminary stages of litigation, and it is prema-ture to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

               Group Variable Annuity Contracts I, II, & III
                      Statement of Additional Information

                             Table of Contents

                                           Page
DEFINITIONS                                  2
DETERMINATION OF VARIABLE ANNUITY PAYOUTS    2
PERFORMANCE CALCULATIONS                     3
TAX LAW CONSIDERATIONS                       6
DISTRIBUTION OF CONTRACTS                    8
INDEPENDENT AUDITORS                         8
ADVERTISING AND SALES LITERATURE             8
FINANCIAL STATEMENTS                        11

 ................................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln National Life Insurance Co. Variable Annuity Account L:

                                 (Please Print)

Name: ________________________________  Social Security No.: ___________________
Address: _______________________________________________________________________
City _________________________________  State ____________
                                                            Zip ________________

Mail to Lincoln National Life Insurance Co., P.O. Box 9740, Portland, Maine 04104-5001

                      STATEMENT OF ADDITIONAL INFORMATION

                               May 1, 2000

              GROUP VARIABLE ANNUITY CONTRACTS I, II, & III
                      FUNDED THROUGH THE SUB-ACCOUNTS OF
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                                      OF
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Definitions................................................................   2
Determination of Variable Annuity Payments.................................   2
Performance Calculations...................................................   3
Tax Law Considerations.....................................................   6
Distribution of Contracts..................................................   8
Independent Auditors.......................................................   8
Advertising and Sales Literature...........................................   8
Financial Statements.......................................................  11

  This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Variable Annuity Contracts (the "Contracts"), dated May 1, 2000.

  A copy of the prospectus to which this SAI relates is available at no charge by writing to Lincoln Life at Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104; or by calling Lincoln Life at 1-800-341-0441.

90022

                                  DEFINITIONS

ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an annuitant's annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten (10) business days prior to the first day of a calendar month.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.

CODE: The Internal Revenue Code of 1986, as amended.

                  DETERMINATION OF VARIABLE ANNUITY PAYMENTS

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.

The initial payment amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.

The amount of the Annuitant's subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the Annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and

(b) Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

  Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

  Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

  Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

               Illustration of Calculation of Annuity Unit Value

 1.   Annuity Unit Value as of immediately preceding Annuity Pay-
      ment Calculation Date.......................................   $11.0000
 2.   Accumulation Unit Value as of Annuity Payment Calculation
      Date........................................................   $20.0000
 3.   Accumulation Unit Value as of immediately preceding Annuity
      Payment Calculation Date....................................   $19.0000
 4.   Interest Rate...............................................       6.00%
 5.   Interest Rate Factor (30 days)..............................     1.0048
 6.   Annuity Unit Value as of Annuity Payment Calculation Date =
      1 times 2 divided by 3 divided by 5.........................   $11.5236

                       Illustration of Annuity Payments

 1.  Annuity Conversion Amount as of Participant's initial Annuity
     Payment Calculation Date.....................................   $100,000.00
 2.  Assumed Annuity Conversion Factor per $1 of Monthly Income
     for an individual age 65 selecting a Single Life Annuity with
     Assumed Interest Rate of 6%..................................   $    138.63
 3.  Participant's initial Annuity Payment = 1 divided by 2.......   $    721.34
 4.  Assumed Annuity Unit Value as of Participant's initial
     Annuity Payment Calculation Date.............................   $   11.5236
 5.  Number of Annuity Units = 3 divided by 4.....................       62.5968
 6.  Assumed Annuity Unit Value as of Participant's second Annuity
     Payment Calculation Date.....................................   $   11.9000
 7.  Participant's second Annuity Payment = 5 times 6.............   $    744.90

                           PERFORMANCE CALCULATIONS

Standard Total Return Calculation

The Variable Annuity Account may advertise average annual total return information calculated according to a formula prescribed by the Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical Contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed Contribution of $1,000 allocated to a Sub-Account at the beginning of each period and surrender or withdrawal of the value of that amount at the end of each specified period, giving effect to any CDSC and all other charges and fees applicable under the Contract. The effect of the Annual Administration Charge for a period is determined by dividing the total amount of such charges collected in the previous year by the total average net assets of the accounts for the previous year, as of the previous month ended; accounts include accounts available under Group Variable Annuity I, II, III of Lincoln Life and under corresponding accounts of UNUM Life Insurance Company of America, pending assumption reinsurance by Lincoln Life of Group Variable Annuity I, II, III contracts issued through such corresponding accounts. This method of calculating performance further assumes that (i) a $1,000 Contribution was allocated to a Sub-Account and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical Contribution that would compare the Accumulation Unit value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

  T = (ERV/C) 1/n - 1

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical Contribution of $1,000 made at the beginning of the applicable period, where C equals a hypothetical Contribution of $1,000, and where n equals the number of years.

For Sub-Account average annual total return information calculated according to the formula prescribed by the SEC, see "Sub-Account Performance."

Non-Standard Calculation of Total Return Performance

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. Such non-standard performance information may be based on the historical performance of a Fund and adjusted to reflect some or all of the fees and charges imposed under a Contract.

The Variable Annuity Account may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include any CDSC. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation assumes either (i) investment in the Contract continues beyond the Accumulation Period and/or (ii) one or more of the conditions for Total or Partial Withdrawal without incurring a CDSC are met. The Variable Annuity Account may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include either the CDSC or the Annual Administration Charge. The total return percentage under both of these non-standardized methods will be higher than that resulting from the standardized method.

The Sub-Accounts also may present total return information calculated by subtracting a Sub-Account's Accumulation Unit Value at the beginning of a period from the Accumulation Unit Value of that Sub-Account at the end of the period and dividing that difference (in that Sub-Account's Accumulation Unit Value) by the Accumulation Unit Value of that Sub-Account at the beginning of the period. This computation results in a total growth rate for the specified period which we annualize in order to obtain the average annual percentage change in the Accumulation Unit Value for the period used. This method of calculating performance does not take into account CDSC, the Annual Administration Charge or premium taxes, and assumes no transfers. Such percentages would be lower if these charges were included in the calculation.

In addition, the Variable Annuity Account may present actual aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Variable Annuity Account for the specified period.

For information regarding the historical performance of the Funds adjusted for the fees and charges imposed under a Contract, see "Historical Fund Performance Adjusted for Variable Annuity Account and Contract Fees and Charges."

Performance Information

The tables below provide performance information for GVA II for each Sub-Account for specified periods ending December 31, 1999. This information does not indicate or represent future performance.

Performance information for GVA I and GVA III is not shown.

Total Return

Total returns quoted in sales literature or advertisements reflect all aspects of a Sub-Account's return. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline had been constant over the period. Contractholders and participants should recognize that average annual returns represent averaged returns rather than actual year-to-year performance.

Sub-Account Performance

Table A below assumes a hypothetical investment of $1,000 at the beginning of the period in the Sub-Account investing in the applicable Fund and withdrawal of the investment on 12/31/99. The rates reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administration Charge. Table A shows Sub-Account average annual total return information calculated according to the formula prescribed by the SEC. This information does not indicate or represent future performance.

TABLE A--SUB-ACCOUNT STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                          SUB-                                          LIFE OF SUB-
                          ACCOUNT   1 YEAR   3 YEARS  5 YEARS  10 YEARS ACCOUNT
                          INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/99 12/31/99 12/31/99 12/31/99 12/31/99
                          --------- -------- -------- -------- -------- ------------
Balanced Account/1/       05/01/91
(American Century VP
Balanced)
Small Cap Growth Ac-      10/01/98
count/2/
(Baron Capital Asset
Fund)
Index Account/1/          12/12/89
(Dreyfus Stock Index
Fund)
Small Cap Account/1/      05/02/89
(Dreyfus VIF Small Cap
Portfolio)
Growth I Account/1/       05/01/91
(Fidelity VIP Growth
Portfolio)
Equity-Income Account/1/  05/01/94
(Fidelity VIP Equity--
Income Portfolio)
Asset Manager Account/1/  05/01/91
(Fidelity VIP II--Asset
Manager)
Global Growth Account/2/  10/01/98
(Janus Aspen Series:
Worldwide Growth Portfo-
lio)
Mid Cap Growth Ac-        10/01/98
count/2/
(Lincoln National Ag-
gressive Growth Fund)
Social Awareness Ac-      10/01/98
count/2/
(Lincoln National Social
Awareness Fund)
Mid Cap Value Account/2/  10/01/98
(Neuberger Berman AMT:
Partners Portfolio)
International Stock Ac-   05/02/94
count/1/
(T. Rowe Price Interna-
tional Series)

--------
/1/Sub-account inception dates which reflect inception dates of sub-accounts of the UNUM Variable Annuity-II Separate Account
/2/Sub-account inception dates which reflect inception dates of sub-accounts of the Lincoln Variable Annuity-II Separate Account

Historical Fund Performance Adjusted for Variable Annuity Account and Contract Fees and Charges

Performance information for the periods prior to the date the Sub-Accounts commenced operations will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as "adjusted" performance information. This information does not indicate or represent future performance.

Table B below assumes a hypothetical investment of $1,000 at the beginning of the period in the Sub-Account investing in the applicable fund and withdrawal of the investment on 12/31/99. The rates reflect the mortality and expense risk charge but do not reflect withdrawal charge or deductions of the pro rata portion of the annual administration charge because certain contract and participants are not assessed such a charge.

TABLE B--SUB-ACCOUNT ADJUSTED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                                                                        LIFE
                          FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                          INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/99 12/31/99 12/31/99 12/31/99 12/31/99
                          --------- -------- -------- -------- -------- --------
Balanced Account          05/01/91
(American Century VP
Balanced)
Small Cap Growth Account  10/01/98
(Baron Capital Asset
Fund)
Index Account             09/29/89
(Dreyfus Stock Index
Fund)
Small Cap Account         08/31/90
(Dreyfus Small Cap)
Growth I Account          10/09/86
(Fidelity VIP Growth
Portfolio)
Equity-Income Account     10/09/86
(Fidelity VIP Equity-
Income Portfolio)
Asset Manager Account     09/06/89
(Fidelity VIP II: Asset
Manager)
Global Growth Account     09/13/93
(Janus Aspen Series
Worldwide Growth
Portfolio)
Mid Cap Growth Account    02/03/94
(Lincoln National
Aggressive Growth Fund)
Social Awareness Account  05/02/88
(Lincoln National
Social Awareness Fund)
Mid Cap Value Account     03/22/94
(Neuberger Berman Amt:
Partners Portfolio)
International Stock       03/31/94
Account
(T. Rowe Price
International Stock
Series)

Table C below shows total return information on a calendar year basis. The rates of return shown reflect the mortality and expense risk charge but do not reflect withdrawal charge or deduction of the pro rata portion of the Annual Administration Charge because certain Contracts and Participants are not assessed such a charge.

TABLE C -- SUB-ACCOUNT ADJUSTED CALENDAR YEAR ANNUAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                           1990   1991  1992  1993  1994  1995  1996  1997  1998  1999
                          ------ ------ ----- ----- ----- ----- ----- ----- ----- ----
Balanced Account             N/A    N/A -7.17  6.38 -0.58 19.68 10.81 14.42 14.62
Small Cap Growth Account     N/A    N/A   N/A   N/A   N/A   N/A   N/A   N/A   N/A
Index Account              -4.69  28.29  5.82  8.02 -0.32 35.16 21.09 31.36 26.94
Small Cap Account            N/A 156.65 69.25 66.31  6.47 27.85 15.22 15.35 -4.40
Growth I Account          -12.78  43.78  8.00 17.94 -1.21 33.75 13.35 22.00 38.10
Equity-Income Account     -16.29  29.88 15.50 16.89  5.80 33.49 12.92 26.57 10.52
Asset Manager Account       5.45  21.11 10.53 19.60 -7.20 15.57 13.24 19.20 13.91
Global Growth Account        N/A    N/A   N/A   N/A   N/A   N/A   N/A   N/A 27.64
Mid Cap Growth Account       N/A    N/A   N/A   N/A   N/A   N/A   N/A   N/A -7.13
Social Awareness Account     N/A    N/A   N/A   N/A   N/A   N/A   N/A   N/A 18.69
Mid Cap Value Account        N/A    N/A   N/A   N/A   N/A   N/A   N/A   N/A  3.17
International Stock
 Account                     N/A    N/A   N/A   N/A   N/A  9.86 13.34  1.86 14.70

--------
*The above calendar-year returns assume a hypothetical investment of $1,000 on January 1 of the first full calendar year that the underlying fund was in existence. The returns assume that the money will be left on account until retirement and thus no CDSC will be deducted. Returns are provided for years before the fund was an available investment option under the contract. Returns for those periods reflect a hypothetical return as if those funds were available under the contract, and reflect the deduction of the mortality and expense risk charge. The returns do not reflect deductions for the pro rata portion of the Annual Administration Charge or the CDSC.

SEC regulations require that any product performance data be accompanied by standardized performance data.

                            TAX LAW CONSIDERATIONS

Retirement Programs:

Participants are urged to discuss the income tax considerations of their retirement plan with their tax advisors. In many situations special rules may apply to the plans and/or to the participants. See the Prospectus for a more complete discussion of tax considerations and for limitations on the following discussion.

Contributions to retirement programs subject to Sections 401(a), 403(b) and 408 may be excludable from a Participant's reportable gross income if the Contributions do not exceed the limitations imposed under the Code. Certain plans allow employees to make Elective Salary Deferral Contributions. Certain Plans allow Employers to make Contributions. The information below is a brief summary of some of the important federal tax considerations that apply to retirement plans. When there is a written Plan, often the Contribution limits, withdrawal rights and other provisions of the Plan may be more restrictive than those allowed by the Code.

                    Elective Salary Deferral Contributions:

For calendar years 1999 and 2000 the maximum elective salary deferral contributions to a 401(k) Plan which is a type of 401(a) Plan is limited to
$   ; for a 403(b) plan the limit is $    unless the employee is qualified
employee.

                Total Salary Deferral & Employer Contributions:

QUALIFIED RETIREMENT PLAN -- 401(a) PLAN

The Code limits the Contributions to a defined contribution 401(a) plan to the lesser of $30,000 or 25% of compensation.

TAX QUALIFIED ANNUITY PLAN -- 403(b) PLAN

Total contributions which include both salary deferral contributions and employer contributions are also limited.

The combined limit is:

(a) the amount determined by multiplying 20 percent of the employee's includable compensation by the number of years of service, over
(b) the aggregate of the amount contributed by the employer for annuity contracts and excludable from the gross income of the employee for the prior taxable year.

Therefore, if the maximum exclusion allowance is less than $10,000 a year, the employee's elective deferrals plus any other employer Contributions cannot exceed this lesser amount.

Section 415 of the Code imposes limitations with respect to annual contributions to all Section 403(b) programs, qualified plans and simplified employee pensions maintained by the Employer. A Participant's annual contributions to these programs and defined contribution plans generally cannot exceed the lesser of $30,000 or 25 percent of the employee's compensation. This amount is subject to the maximum exclusion allowance and the salary deferral amount limitations.

INDIVIDUAL RETIREMENT ACCOUNT -- IRA OR 408 PLAN

For IRA's, the maximum deductible contribution is the lesser of $2,000 or 100% of taxable income. The $2,000 is increased to $4,000 when the IRA covers the taxpayer and a non-working spouse.

Transfers and Rollovers:

Participants who receive distributions from their 401(a) or 403(b) contract may transfer the amount not representing employee contributions to an Individual Retirement Account or Annuity (IRA) or another Section 401(a) or 403(b) program without including that amount in gross income for the taxable year in which paid. Note 401(a) distributions may not be transferred to a 403(b) plan or vice versa. If the amount is paid directly to an acceptable rollover account, Lincoln Life is not required to withhold any amount. In order for the distribution to qualify for rollover, the distribution must be made on account of the employee's death, after the employee attains age 59 1/2, on account of the employee's separation from service, or after the employee has become disabled. The distribution cannot be part of a series of substantially equal payments made over the life expectancy of the employee or the joint life expectancies of the employee and his or her spouse or made for a specified period of 10 years or more. The rollover must be made within sixty days of the distribution to avoid taxation.

  Pursuant to Revenue Ruling 90-24, a Participant, to the extent permitted by any applicable Contract or Plan, may transfer funds between Section 403(b) investment vehicles, including both Section 403(b)(1) annuity contracts and
Section 403(b)(7) custodial accounts. Any amount transferred must continue to be subject to withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Lincoln Life considers any total or partial transfer from a Lincoln Life investment vehicle to a non-Lincoln Life investment vehicle to be a withdrawal.

  Once every twelve months a participant in an IRA may roll the money from one IRA to another IRA.

  If the rollover amount is paid directly to the Participant, the amount distributed may be subject to a 20% federal tax withholding.

Excise Tax on Early Distributions:

Section 72(t) of the Code provides that any distribution made to a Participant in a 401(a), 403(b) or 408 plan other than on account of the following events will be subject to a 10 percent excise tax on the taxable amount distributed:

a)    the employee has attained age 59 1/2;

b)    the employee has died;

c)    the employee is disabled;

d) the employee is 55 and has separated from service (Does not apply to IRA's).

Distributions which are received as a life annuity where payment is made at least annually will not be subject to an excise tax. Certain amounts paid for medical care may also not be subject to an excise tax. Distributions from 408 Plans may qualify for additional exceptions.

Minimum Distribution Rules:

The value in a contract under Sections 401(a), 403(b) and 408 Plans are subject to the distribution rules provided in Section 401(a)(9) of the Code. Generally, that section requires that an employee must begin receiving distributions of his post-1986 balance by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2. Such distributions must not exceed the life expectancy of the employee or the life expectancy of such employee and the designated beneficiary (as defined under the plan). For 403(b) and 401(a) Plans, an employee must begin receiving distributions by April 1 of the calendar year following the later of (a) the calendar year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires (other than a more-than-5% owner).

Additionally, distribution of an employee's entire account balance (including pre-1987 funds) must satisfy the minimum distribution incidental benefit requirement. In general, this requires that death and other non-retirement benefits payable under the above plans be incidental to the primary purpose of the program which is to provide deferred compensation to the employee. A payee is subject to a penalty for failing to receive the required minimum annual distribution. Section 4974(a) of the Code provides that a payee will be subject to a penalty equal to 50 percent of the amount by which the required minimum distribution exceeds the actual amount distributed during the taxable year.

Additional information on federal income taxation is included in the prospectus.

                           DISTRIBUTION OF CONTRACTS

Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. LFA is the Variable Investment Division's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.

                             INDEPENDENT AUDITORS

The financial statements of the Lincoln National Variable Annuity Account L and the statutory-basis financial statements of The Lincoln National Life Insurance Company appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

                       ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Duff & Phelps insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index -- A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index -- This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) -- Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index -- Measurers the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measurers 3000 of the largest US companies.

Russell 2000 Index -- Measurers the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measurers 3000 of the largest US companies.

Lehman Brothers Aggregate Bond Index -- Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index -- Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

Lehman Brothers Government Intermediate Bond Index -- Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index -- This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grad (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly paced nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market counties in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Dollar-cost averaging illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market price of the portfolio securities purchased for those subaccounts.

Lincoln Life's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 10,000 employers and more than 1 million individuals.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1998 Lincoln Life had statutory admitted assets of over $70 billion.

Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matter in connection with the Group Variable Annuity.

Sales literature and advertisements may reference theses and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

                             FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

                                    PART C
                               OTHER INFORMATION


Item 24.       Financial statements and Exhibits

     (a)  List of Financial Statements

          1. Part A. The Table of Condensed Financial Information is included in Part A (to be filed by Amendment).

          2. Part B. The Financial Statements of Account L are included in Part B (to be filed by Amendment).

          3. The Statutory-Basis Financial Statements of The Lincoln National Life Insurance Company are included in the SAI (to be filed by Amendment).



     (b)  Exhibits


          1(a). Resolution adopted by the Board of Directors of The Lincoln National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L")./1/

          1(b). Amendment dated December 2, 1996 adopted by the Board of Directors to resolution establishing Account L./3/


          2.        Not applicable.


          3(a).     Principal Underwriting Contract./1/


          3(b).     Broker-dealer sales agreement./1/


          4(a). Forms of Group Annuity Contracts for The Lincoln National Life Insurance Company./1/ /9/ /11/

          4(b). Form of endorsement to Group Annuity Contract and Certificate./3/ /10 /12/


          4(c).     Group Annuity Amendment to the contract./8/

          5(a).     Form of application for Group Annuity Contract./1/ /9/ /11/


          5(b). Form of Participant enrollment form (including acknowledgement of restrictions on redemption imposed by I.R.C. Section 403(b))./1/ /9/ /11/


          6. Articles of incorporation and by-laws of The Lincoln National Life Insurance Company./1/

          7.        Not applicable.


          8(a). Participation Agreement between The Lincoln National Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund./1/


          8(b). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund and Fidelity Distributors Corporation./1/


          8(c). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation./1/

          8(d). Participation Agreement between The Lincoln National Life Insurance Company and Twentieth Century Securities, Inc./1/


          8(e). Participation Agreement between The Lincoln National Life Insurance Company and T. Rowe Price International Services, Inc. and T. Rowe Price Investment Services, Inc./1/

          8(f). Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc., and Lincoln National Life Insurance Company./4/

          8(g). Participation Agreement between The Lincoln National Life Insurance Company and Janus Aspen Series./6/

          8(h). Participation Agreement between The Lincoln National Life Insurance Company and The Lincoln National Aggressive Growth Fund, Inc./6/

          8(i). Participation Agreement between The Lincoln National Life Insurance Company and The Lincoln National Social Awareness Fund, Inc./6/

          8(j). Participation Agreement between The Lincoln National Life Insurance Company and Neuberger & Berman Advisers Management Trust./6/

          8(k). Participation Agreement between The Lincoln National Life Insurance Company and Baron Capital Funds Trust./6/

          9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered./1/

          10(a). Consent of Ernst & Young LLP, Independent Auditors (to be filed by Amendment)

          11.       Not applicable.

          12.       Not applicable.

          13.(a)    Schedule for Computation of Performance Quotations./5/

          13.(b) Supplement to Schedule for Computation of Performance Quotations./7/

          14.       Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding Company System (to be filed by Amendment).

          15(b). Memorandum Concerning Books and Records (to be filed by Amendment).

          16(a).    Powers of Attorney (to be filed by Amendment).

          /1/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with The Securities and Exchange Commission on September 26, 1996 (File No. 333-05827).

          /2/ Incorporated herein by reference to the registrant's initial registration statement filed with the Securities and Exchange Commission on June 12, 1996 (File No. 333-
                    05827).

          /3/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-04999).

          /4/ Incorporated herein by reference to Registration Statement on Form S-6 filed by Lincoln Life Flexible Premium Variable Life Account F of The Lincoln National Life Insurance Company on November 21, 1997 (File No. 333-40745).

          /5/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1997 (File No. 333-05827).

          /6/ Incorporated herein by reference to Post-effective Amendment No. 3 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on September 30, 1998 (File No. 333-5827).

          /7/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on May 1, 1998 (File No. 333-5827).

          /8/ Incorporated herein by reference to Post-effective Amendment No. 4 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 19, 1999 (File No. 333-05827).

          /9/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with the Securities and Exchange Commission on September 26, 1996 (File No. 333-04999).

          /10/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-04999).

          /11/ Incorporated herein by reference to the Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with the Securities and Exchange Commission on September 26, 1996 (File No. 333-05815).

          /12/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-04999).

Item 25.            Directors and Officers of the Depositor


The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                                Positions and Offices
----                                ---------------------------------------
Jon A. Boscia**                     President and Director
John H. Gotta****                   Chief Executive Officer of Life Insurance,
                                    Senior Vice President, and Director
Stephen H. Lewis*                   Interim Chief Executive Officer of
                                    Annuities, Senior Vice President, and
                                    Director
H. Thomas McMeekin*****             Director
Cynthia A. Rose*                    Secretary and Assistant Vice President
Lawrence T. Rowland***              Executive Vice President and Director
Keith J. Ryan*                      Vice President, Controller and Chief
                                    Accounting Officer
Todd R. Stephenson*                 Senior Vice President, Chief Financial
                                    Officer and Assistant Treasurer
Eldon J. Summers*                   Second Vice President and Treasurer
Richard C. Vaughan**                Director
Roy V. Washington*                  Vice President and Chief Compliance Officer



* Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506
**   Principal business address is Center Square West Tower, 1500 Market Street
     - Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, IN 46804-1538
**** Principal business address is 350 Church Street, Hartford, CT 06103 *****Principal business address is One Commerce Square, 2005 Market Street
     39/th/ floor, Philadelphia, PA 19103

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Lincoln National Variable Annuity Account L

Lincoln National Variable Annuity Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.       Number of Contractholders


  As of January 31, 2000, Registrant had 483 Contractholders.


Item 28.       Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.       Principal Underwriter


     (a) Lincoln Financial Advisors Corporation also acts as the principal underwriter for Lincoln Life & Annuity Variable Annuity Account L, the VA-I Separate Account of UNUM Life Insurance Company of America, and the VA-1 Separate Account of First UNUM Life Insurance Company.

     (b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial Advisors Corporation:

NAME AND ADDRESS                   POSITIONS AND OFFICES
----------------
                                   WITH LINCOLN FINANCIAL ADVISORS CORPORATION
                                   -------------------------------------------
J. Michael Hemp*****               President and Director
Priscilla S. Brown*                Vice President
John M. Behrendt*                  Vice President and Director
Richard C. Boyles***               Chief Financial Officer and Administrative
                                   Officer
Carolyn P. Brody*                  Vice President and Director
Gary D. Giller****                 Director
Michael McMath*****                Senior Vice President
Todd R. Stephenson***              Senior Vice President
Janet C. Chrzan**                  Vice President and Treasurer
Cynthia A. Rose**                  Secretary


* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address of each person is 3811 Illinois Road, Suite 205, Fort Wayne, Indiana 46804-1202.

**** 7650 Rivers Edge Dr., Suite 250, Columbus, OH  43235.

*****350 Church Street, Hartford, CT 06103
     c)



Name of                                      Net Underwriting
Principal                                    Discounts and          Compensation    Brokerage
Underwriter                                  Commissions            on Redemption   Commissions  Compensation
-----------                                  ----------------       -------------   -----------  ------------
Lincoln Financial Advisors Corporation

Item 30.  Location of Accounts and Records



Exhibit 15(b) is hereby expressly incorporated herein by this reference (to be updated).

Item 31.  Management Services

None

Item 32.  Undertakings and Representations


The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                403(b) ANNUITIES
                                ----------------

     The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-
(4) thereof.

                                   TEXAS ORP
                                   ---------

     The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Section will be complied with.


                                FEES AND CHARGES
                                ----------------

     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Forth Wayne, and the State of Indiana on this 17th day of February, 2000.
                                LINCOLN NATIONAL VARIABLE ANNUITY
                                Account L
                                (Registrant)

                                By: /s/ Kelly D. Clevenger
                                   -----------------------------
                                   Kelly D. Clevenger
                                   Vice President, LNL

                                By: THE LINCOLN NATIONAL LIFE
                                    INSURANCE COMPANY

                                By: /s/ Stephen H. Lewis
                                   -----------------------------
                                   Stephen H. Lewis
                                   (Signature-Officer of Depositor)
                                   Interim Chief Executive Officer & Senior
                                   Vice President, LNL
                                   (Title)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 17, 2000, by the following persons in the capacities indicated.

Signature                  Title                              Date
---------                  -----                              ----


/s/ Jon A. Boscia          President and Director             February 17, 2000
------------------------   (Principal Executive Officer)
Jon A. Boscia


/s/ Lawrence T. Rowland    Executive Vice President           February 17, 2000
------------------------   and Director
Lawrence T. Rowland


/s/ Keith J. Ryan          Vice President, and Controller     February 17, 2000
------------------------   (Principal Accounting Officer)
Keith J. Ryan


/s/ Todd R. Stephenson     Senior Vice President, Chief       February 17, 2000
------------------------   Financial Officer and Assistant
Todd R. Stephenson         Treasurer
                           (Principal Financial Officer)


/s/ John H. Gotta          Chief Executive Officer of         February 17, 2000
------------------------   Life Insurance, Senior Vice
John H. Gotta              President and Director


/s/ Stephen H. Lewis       Interim Chief Executive Officer    February 17, 2000
------------------------   of Annuities, Senior Vice
Stephen H. Lewis           President and Director


                           Director                           February __, 2000
------------------------
H. Thomas McMeekin


/s/ Richard C. Vaughan     Director                           February 17, 2000
-----------------------
Richard C. Vaughan